Assets Held For Sale - Schedule of Assets Held for Sale (Details) - Held for sale - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale
Property, plant and equipment	$ 0	$ 4
Total assets held for sale	0	4
Liabilities associated with assets held for sale
Unamortized investment tax credits	0	1
Total liabilities associated with assets held for sale	$ 0	$ 1